Debt - Schedule of Credit Facilities and Loan Agreements (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 24, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 08, 2024	Jul. 30, 2024
Debt Instrument [Line Items]
Total debt		$ 1,370,405	$ 1,298,612			$ 1,110,856
Less: Total unamortized discount and deferred financing costs		(25,103)	(26,785)			(20,301)
Less: Current portion of long-term debt		(25,125)	(24,056)			(88,901)
Total long-term debt, net		1,320,177	1,247,771			1,001,654
Unamortized debt discount and deferred financing fees, current		5,400	4,500		$ 4,500	6,300
Current portion of long-term debt, gross		(30,500)	(28,600)		$ (28,600)	(95,200)
Trillium Manager LLC | Construction, Revolving and Term Loans
Debt Instrument [Line Items]
Total debt		61,614	$ 62,975			65,758
Basis spread on variable rate (in percent)			2.10%
Greenbacker Wind Holdings II LLC | Loans Payable
Debt Instrument [Line Items]
Total debt		$ 62,708	$ 64,414			68,838
Basis spread on variable rate (in percent)		2.15%	2.15%
Conic Manager LLC | Loans Payable
Debt Instrument [Line Items]
Total debt		$ 20,734	$ 21,076			22,308
Basis spread on variable rate (in percent)		1.75%	1.75%
Conic Manager LLC | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			1.75%
Greenbacker Renewable Energy Corporation (Premium financing agreement) | Premium Financing Loan
Debt Instrument [Line Items]
Total debt		$ 349	$ 1,699			2,012
Interest rate		7.15%	7.15%				6.78%
Gemstone 2025 Manager LLC | Loans Payable
Debt Instrument [Line Items]
Total debt	$ 52,500	$ 51,860	$ 52,502			0
Basis spread on variable rate (in percent)	2.25%	2.25%	2.25%
GB Solar TE 2020 Manager LLC | Secured Debt
Debt Instrument [Line Items]
Total debt		$ 13,406	$ 13,688			17,330
Basis spread on variable rate (in percent)		2.10%	2.10%
Sego Lily Solar Manager LLC | Secured Debt
Debt Instrument [Line Items]
Total debt		$ 118,347	$ 121,488
Basis spread on variable rate (in percent)		1.53%
GRP II Borealis Solar LLC | Secured Debt
Debt Instrument [Line Items]
Total debt		$ 38,184	$ 38,752			39,429
Basis spread on variable rate (in percent)		2.50%	2.26%
Ponderosa Manager LLC | Construction Loan
Debt Instrument [Line Items]
Total debt		$ 85,363	$ 85,363			87,803
Basis spread on variable rate (in percent)		1.40%	1.40%
PRC Nemasket LLC | Loans Payable
Debt Instrument [Line Items]
Total debt		$ 34,797	$ 37,486			39,630
Basis spread on variable rate (in percent)		1.25%	1.25%
GREC Holdings 1 LLC | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		$ 62,600	$ 67,600			129,594
GREC Holdings 1 LLC | Line of Credit | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.85%	1.85%
GREC Holdings 1 LLC | Line of Credit | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		2.10%	2.10%
GREC Warehouse Holdings I LLC | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		$ 79,906	$ 89,179			102,334
Basis spread on variable rate (in percent)		2.28%	2.28%
Cider Solar Construction Owner LLC | Loans Payable
Debt Instrument [Line Items]
Total debt		$ 0	$ 81,000			81,000
Interest rate				14.00%				9.75%
Cider Solar Construction Owner LLC | Loans Payable | Minimum
Debt Instrument [Line Items]
Interest rate		12.25%	12.25%
Cider Solar Construction Owner LLC | Loans Payable | Maximum
Debt Instrument [Line Items]
Interest rate		14.00%	14.00%
Cider Solar Manager LLC | Loans Payable
Debt Instrument [Line Items]
Total debt		$ 666,078	$ 485,645
Pemaquid Manager LLC | Loans Payable
Debt Instrument [Line Items]
Total debt		$ 74,459	$ 75,745			$ 76,915
Basis spread on variable rate (in percent)		1.85%	1.85%